Fees and Expenses - Prospectus Summary	Oct. 31, 2025 USD ($)
Lord Abbett Alpha Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 232 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Alpha Strategy Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Alpha Strategy Fund		Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.10%	0.00%	0.00%	0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.19%	0.19%	0.19%	0.10%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.10%
Acquired Fund Fees and Expenses		0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Expenses (as a percentage of Assets)		1.47%	2.22%	1.32%	1.13%	1.22%	1.67%	1.82%	1.72%	1.47%	1.22%	1.13%
[1]	Lord, Abbett & Co. LLC ("Lord Abbett") presently is waiving the Fund’s entire management fee on a voluntary basis. This voluntary management fee waiver may be discontinued at any time without notice.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Alpha Strategy Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 716	$ 325	$ 134	$ 115	$ 124	$ 170	$ 185	$ 175	$ 150	$ 124	$ 115
Expense Example, with Redemption, 3 Years	1,013	694	418	359	387	526	573	542	465	387	359
Expense Example, with Redemption, 5 Years	1,332	1,190	723	622	670	907	985	933	803	670	622
Expense Example, with Redemption, 10 Years	$ 2,231	$ 2,365	$ 1,590	$ 1,375	$ 1,477	$ 1,976	$ 2,137	$ 2,030	$ 1,757	$ 1,477	$ 1,375

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Alpha Strategy Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 716	$ 225	$ 134	$ 115	$ 124	$ 170	$ 185	$ 175	$ 150	$ 124	$ 115
Expense Example, No Redemption, 3 Years	1,013	694	418	359	387	526	573	542	465	387	359
Expense Example, No Redemption, 5 Years	1,332	1,190	723	622	670	907	985	933	803	670	622
Expense Example, No Redemption, 10 Years	$ 2,231	$ 2,365	$ 1,590	$ 1,375	$ 1,477	$ 1,976	$ 2,137	$ 2,030	$ 1,757	$ 1,477	$ 1,375

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	4.00%
Lord Abbett Focused Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 232 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Focused Growth Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Focused Growth Fund		Class A Shares	Class C Shares	Class F Shares		Class F3 Shares		Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.65%	0.65%	0.65%		0.65%		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.10%		0.00%		0.00%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.34%	0.34%	0.34%		0.27%		0.34%	0.34%	0.34%	0.34%	0.34%	0.27%
Expenses (as a percentage of Assets)		1.24%	1.99%	1.09%		0.92%		0.99%	1.59%	1.49%	1.24%	0.99%	0.92%
Fee Waiver or Reimbursement	[1]	(0.19%)	(0.19%)	(0.29%)	[2]	(0.19%)		(0.19%)	(0.19%)	(0.19%)	(0.19%)	(0.19%)	(0.19%)
Net Expenses (as a percentage of Assets)	[1]	1.05%	1.80%	0.80%		0.73%	[3]	0.80%	1.40%	1.30%	1.05%	0.80%	0.73%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]

For the period from March 1, 2026 through February 28, 2027, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.73% for each of Class F3 and R6 shares and to an annual rate of 0.80% for each other class. This agreement may be terminated only by the Fund’s Board of Trustees.

[2]

For the period from March 1, 2026 through February 28, 2027, Lord Abbett Distributor LLC (“Lord Abbett Distributor”) has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund’s Board of Trustees.

[3]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Focused Growth Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 676	$ 283	$ 82	$ 75	$ 82	$ 143	$ 132	$ 107	$ 82	$ 75
Expense Example, with Redemption, 3 Years	928	606	318	274	296	483	452	375	296	274
Expense Example, with Redemption, 5 Years	1,200	1,055	573	491	529	848	795	663	529	491
Expense Example, with Redemption, 10 Years	$ 1,973	$ 2,108	$ 1,303	$ 1,114	$ 1,196	$ 1,873	$ 1,763	$ 1,483	$ 1,196	$ 1,114

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Focused Growth Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 676	$ 183	$ 82	$ 75	$ 82	$ 143	$ 132	$ 107	$ 82	$ 75
Expense Example, No Redemption, 3 Years	928	606	318	274	296	483	452	375	296	274
Expense Example, No Redemption, 5 Years	1,200	1,055	573	491	529	848	795	663	529	491
Expense Example, No Redemption, 10 Years	$ 1,973	$ 2,108	$ 1,303	$ 1,114	$ 1,196	$ 1,873	$ 1,763	$ 1,483	$ 1,196	$ 1,114

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Portfolio Turnover, Rate	84.00%
Lord Abbett Focused Growth Fund | Class F3 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Focused Growth Fund | Class R6 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Focused Large Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 232 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Focused Large Cap Value Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Focused Large Cap Value Fund		Class A Shares	Class C Shares	Class F Shares		Class F3 Shares		Class I Shares		Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.59%	0.59%	0.59%		0.59%		0.59%		0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.10%		0.00%		0.00%		0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.68%	0.68%	0.68%		0.60%		0.68%		0.68%	0.68%	0.68%	0.68%	0.60%
Expenses (as a percentage of Assets)		1.52%	2.27%	1.37%	[1]	1.19%		1.27%	[1]	1.87%	1.77%	1.52%	1.27%	1.19%
Fee Waiver or Reimbursement	[2]	(0.56%)	(0.56%)	(0.66%)	[3]	(0.56%)		(0.56%)		(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)
Net Expenses (as a percentage of Assets)	[2]	0.96%	1.71%	0.71%		0.63%	[1]	0.71%		1.31%	1.21%	0.96%	0.71%	0.63%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027		February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]

For the period from March 1, 2026 through February 28, 2027, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.63% for each of Class F3 and R6 shares and to an annual rate of 0.71% for each other class. This agreement may be terminated only by the Fund’s Board of Trustees.

[3]

For the period from March 1, 2026 through February 28, 2027, Lord Abbett Distributor LLC (“Lord Abbett Distributor”) has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Focused Large Cap Value Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 667	$ 274	$ 73	$ 64	$ 73	$ 133	$ 123	$ 98	$ 73	$ 64
Expense Example, with Redemption, 3 Years	976	656	369	322	347	533	503	425	347	322
Expense Example, with Redemption, 5 Years	1,306	1,164	687	600	643	959	907	776	643	600
Expense Example, with Redemption, 10 Years	$ 2,238	$ 2,373	$ 1,589	$ 1,393	$ 1,485	$ 2,145	$ 2,038	$ 1,765	$ 1,485	$ 1,393

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Focused Large Cap Value Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 667	$ 174	$ 73	$ 64	$ 73	$ 133	$ 123	$ 98	$ 73	$ 64
Expense Example, No Redemption, 3 Years	976	656	369	322	347	533	503	425	347	322
Expense Example, No Redemption, 5 Years	1,306	1,164	687	600	643	959	907	776	643	600
Expense Example, No Redemption, 10 Years	$ 2,238	$ 2,373	$ 1,589	$ 1,393	$ 1,485	$ 2,145	$ 2,038	$ 1,765	$ 1,485	$ 1,393

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	39.00%
Lord Abbett Focused Large Cap Value Fund | Class F Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Focused Large Cap Value Fund | Class F3 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Focused Large Cap Value Fund | Class I Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Focused Large Cap Value Fund | Class R6 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Focused Small Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 232 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Focused Small Cap Value Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Focused Small Cap Value Fund		Class A Shares	Class C Shares	Class F Shares		Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.80%	0.80%	0.80%		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.10%		0.00%	0.00%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.30%	0.30%	0.30%		0.26%	0.30%	0.30%	0.30%	0.30%	0.30%	0.26%
Expenses (as a percentage of Assets)		1.35%	2.10%	1.20%		1.06%	1.10%	1.70%	1.60%	1.35%	1.10%	1.06%
Fee Waiver or Reimbursement	[1]	(0.07%)	(0.07%)	(0.17%)	[2]	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)	[1]	1.28%	2.03%	1.03%		0.99%	1.03%	1.63%	1.53%	1.28%	1.03%	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]

For the period from March 1, 2026 through February 28, 2027, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.99% for each of Class F3 and R6 shares and to an annual rate of 1.03% for each other class. This agreement may be terminated only by the Fund’s Board of Trustees.

[2]

For the period from March 1, 2026 through February 28, 2027, Lord Abbett Distributor LLC (“Lord Abbett Distributor”) has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Focused Small Cap Value Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 698	$ 306	$ 105	$ 101	$ 105	$ 166	$ 156	$ 130	$ 105	$ 101
Expense Example, with Redemption, 3 Years	972	651	364	330	343	529	498	421	343	330
Expense Example, with Redemption, 5 Years	1,266	1,122	643	578	599	916	864	733	599	578
Expense Example, with Redemption, 10 Years	$ 2,100	$ 2,234	$ 1,440	$ 1,288	$ 1,334	$ 2,003	$ 1,894	$ 1,618	$ 1,334	$ 1,288

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Focused Small Cap Value Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 698	$ 206	$ 105	$ 101	$ 105	$ 166	$ 156	$ 130	$ 105	$ 101
Expense Example, No Redemption, 3 Years	972	651	364	330	343	529	498	421	343	330
Expense Example, No Redemption, 5 Years	1,266	1,122	643	578	599	916	864	733	599	578
Expense Example, No Redemption, 10 Years	$ 2,100	$ 2,234	$ 1,440	$ 1,288	$ 1,334	$ 2,003	$ 1,894	$ 1,618	$ 1,334	$ 1,288

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.
Portfolio Turnover, Rate	77.00%
Lord Abbett Fundamental Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 232 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Fundamental Equity Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Fundamental Equity Fund	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%	0.00%	0.00%	0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.13%	0.13%	0.13%	0.08%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.08%
Expenses (as a percentage of Assets)	0.93%	1.68%	0.78%	0.63%	0.68%	1.13%	1.28%	1.18%	0.93%	0.68%	0.63%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Fundamental Equity Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 664	$ 271	$ 80	$ 64	$ 69	$ 115	$ 130	$ 120	$ 95	$ 69	$ 64
Expense Example, with Redemption, 3 Years	854	530	249	202	218	359	406	375	296	218	202
Expense Example, with Redemption, 5 Years	1,060	913	433	351	379	622	702	649	515	379	351
Expense Example, with Redemption, 10 Years	$ 1,652	$ 1,788	$ 966	$ 786	$ 847	$ 1,375	$ 1,545	$ 1,432	$ 1,143	$ 847	$ 786

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Fundamental Equity Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 664	$ 171	$ 80	$ 64	$ 69	$ 115	$ 130	$ 120	$ 95	$ 69	$ 64
Expense Example, No Redemption, 3 Years	854	530	249	202	218	359	406	375	296	218	202
Expense Example, No Redemption, 5 Years	1,060	913	433	351	379	622	702	649	515	379	351
Expense Example, No Redemption, 10 Years	$ 1,652	$ 1,788	$ 966	$ 786	$ 847	$ 1,375	$ 1,545	$ 1,432	$ 1,143	$ 847	$ 786

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
Lord Abbett Global Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 232 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Global Equity Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Global Equity Fund		Class A Shares	Class C Shares	Class F Shares		Class F3 Shares		Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%		0.45%		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.10%		0.00%		0.00%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.34%	0.34%	0.34%		0.25%		0.34%	0.34%	0.34%	0.34%	0.34%	0.25%
Expenses (as a percentage of Assets)		1.04%	1.79%	0.89%	[1]	0.70%		0.79%	1.39%	1.29%	1.04%	0.79%	0.70%	[1]
Fee Waiver or Reimbursement	[2]	(0.14%)	(0.14%)	(0.14%)		(0.14%)		(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Net Expenses (as a percentage of Assets)	[2]	0.90%	1.65%	0.75%		0.56%	[1]	0.65%	1.25%	1.15%	0.90%	0.65%	0.56%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]

For the period from March 1, 2026 through February 28, 2027, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.56% for each of Class F3 and R6 shares and to an annual rate of 0.65% for each other class. This agreement may be terminated only by the Fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Global Equity Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 662	$ 268	$ 77	$ 57	$ 66	$ 127	$ 117	$ 92	$ 66	$ 57
Expense Example, with Redemption, 3 Years	874	550	270	210	238	426	395	317	238	210
Expense Example, with Redemption, 5 Years	1,103	957	479	376	425	747	694	560	425	376
Expense Example, with Redemption, 10 Years	$ 1,761	$ 1,896	$ 1,083	$ 857	$ 965	$ 1,656	$ 1,544	$ 1,258	$ 965	$ 857

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Global Equity Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 662	$ 168	$ 77	$ 57	$ 66	$ 127	$ 117	$ 92	$ 66	$ 57
Expense Example, No Redemption, 3 Years	874	550	270	210	238	426	395	317	238	210
Expense Example, No Redemption, 5 Years	1,103	957	479	376	425	747	694	560	425	376
Expense Example, No Redemption, 10 Years	$ 1,761	$ 1,896	$ 1,083	$ 857	$ 965	$ 1,656	$ 1,544	$ 1,258	$ 965	$ 857

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	61.00%
Lord Abbett Global Equity Fund | Class F Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Global Equity Fund | Class F3 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Global Equity Fund | Class R6 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Growth Leaders Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 232 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Growth Leaders Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Growth Leaders Fund	Class A Shares	Class C Shares	Class F Shares		Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.51%	0.51%	0.51%		0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%		0.00%	0.00%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.13%	0.13%	0.13%		0.07%	0.13%	0.13%	0.13%	0.13%	0.13%	0.07%
Expenses (as a percentage of Assets)	0.89%	1.64%	0.74%		0.58%	0.64%	1.24%	1.14%	0.89%	0.64%	0.58%
Fee Waiver or Reimbursement	0.00%	0.00%	(0.10%)	[1]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Expenses (as a percentage of Assets)	0.89%	1.64%	0.64%		0.58%	0.64%	1.24%	1.14%	0.89%	0.64%	0.58%
Fee Waiver or Reimbursement over Assets, Date of Termination			February 28, 2027
[1]

For the period from March 1, 2026 through February 28, 2027, Lord Abbett Distributor LLC (“Lord Abbett Distributor”) has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Growth Leaders Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 661	$ 267	$ 65	$ 59	$ 65	$ 126	$ 116	$ 91	$ 65	$ 59
Expense Example, with Redemption, 3 Years	843	517	226	186	205	393	362	284	205	186
Expense Example, with Redemption, 5 Years	1,040	892	402	324	357	681	628	493	357	324
Expense Example, with Redemption, 10 Years	$ 1,608	$ 1,743	$ 909	$ 726	$ 798	$ 1,500	$ 1,386	$ 1,096	$ 798	$ 726

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Growth Leaders Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 661	$ 167	$ 65	$ 59	$ 65	$ 126	$ 116	$ 91	$ 65	$ 59
Expense Example, No Redemption, 3 Years	843	517	226	186	205	393	362	284	205	186
Expense Example, No Redemption, 5 Years	1,040	892	402	324	357	681	628	493	357	324
Expense Example, No Redemption, 10 Years	$ 1,608	$ 1,743	$ 909	$ 726	$ 798	$ 1,500	$ 1,386	$ 1,096	$ 798	$ 726

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	72.00%
Lord Abbett Health Care Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 232 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Health Care Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Health Care Fund		Class A Shares	Class C Shares	Class F Shares		Class F3 Shares		Class I Shares	Class R2 Shares	Class R3 Shares		Class R4 Shares		Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.62%	0.62%	0.62%		0.62%		0.62%	0.62%	0.62%		0.62%		0.62%	0.62%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.10%		0.00%		0.00%	0.60%	0.50%		0.25%		0.00%	0.00%
Other Expenses (as a percentage of Assets):		2.61%	2.61%	2.61%		2.51%		2.61%	2.61%	2.61%		2.61%		2.61%	2.51%
Expenses (as a percentage of Assets)		3.48%	4.23%	3.33%		3.13%	[1]	3.23%	3.83%	3.73%	[1]	3.48%	[1]	3.23%	3.13%	[1]
Fee Waiver or Reimbursement	[2]	(2.45%)	(2.45%)	(2.55%)	[3]	(2.45%)		(2.45%)	(2.45%)	(2.45%)		(2.45%)		(2.45%)	(2.45%)
Net Expenses (as a percentage of Assets)	[2]	1.03%	1.78%	0.78%		0.68%	[1]	0.78%	1.38%	1.28%		1.03%		0.78%	0.68%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027	February 28, 2027		February 28, 2027		February 28, 2027	February 28, 2027
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]

For the period from March 1, 2026 through February 28, 2027, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.68% for each of Class F3 and R6 shares and to an annual rate of 0.78% for each other class. This agreement may be terminated only by the Fund’s Board of Trustees.

[3]

For the period from March 1, 2026 through February 28, 2027, Lord Abbett Distributor LLC (“Lord Abbett Distributor”) has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Health Care Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 674	$ 281	$ 80	$ 69	$ 80	$ 140	$ 130	$ 105	$ 80	$ 69
Expense Example, with Redemption, 3 Years	1,366	1,061	785	735	765	944	914	840	765	735
Expense Example, with Redemption, 5 Years	2,080	1,954	1,515	1,425	1,475	1,765	1,718	1,597	1,475	1,425
Expense Example, with Redemption, 10 Years	$ 3,961	$ 4,090	$ 3,448	$ 3,267	$ 3,362	$ 3,906	$ 3,818	$ 3,593	$ 3,362	$ 3,267

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Health Care Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 674	$ 181	$ 80	$ 69	$ 80	$ 140	$ 130	$ 105	$ 80	$ 69
Expense Example, No Redemption, 3 Years	1,366	1,061	785	735	765	944	914	840	765	735
Expense Example, No Redemption, 5 Years	2,080	1,954	1,515	1,425	1,475	1,765	1,718	1,597	1,475	1,425
Expense Example, No Redemption, 10 Years	$ 3,961	$ 4,090	$ 3,448	$ 3,267	$ 3,362	$ 3,906	$ 3,818	$ 3,593	$ 3,362	$ 3,267

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	91.00%
Lord Abbett Health Care Fund | Class F3 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Health Care Fund | Class R3 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Health Care Fund | Class R4 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Health Care Fund | Class R6 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett International Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 232 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett International Equity Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett International Equity Fund	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares		Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%	0.00%	0.00%	0.45%		0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.24%	0.24%	0.24%	0.17%	0.24%	0.24%		0.24%	0.24%	0.24%	0.24%	0.17%
Expenses (as a percentage of Assets)	0.94%	1.69%	0.79%	0.62%	0.69%	1.14%	[1]	1.29%	1.19%	0.94%	0.69%	0.62%
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett International Equity Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 665	$ 272	$ 81	$ 63	$ 70	$ 116	$ 131	$ 121	$ 96	$ 70	$ 63
Expense Example, with Redemption, 3 Years	857	533	252	199	221	362	409	378	300	221	199
Expense Example, with Redemption, 5 Years	1,065	918	439	346	384	628	708	654	520	384	346
Expense Example, with Redemption, 10 Years	$ 1,663	$ 1,799	$ 978	$ 774	$ 859	$ 1,386	$ 1,556	$ 1,443	$ 1,155	$ 859	$ 774

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett International Equity Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 665	$ 172	$ 81	$ 63	$ 70	$ 116	$ 131	$ 121	$ 96	$ 70	$ 63
Expense Example, No Redemption, 3 Years	857	533	252	199	221	362	409	378	300	221	199
Expense Example, No Redemption, 5 Years	1,065	918	439	346	384	628	708	654	520	384	346
Expense Example, No Redemption, 10 Years	$ 1,663	$ 1,799	$ 978	$ 774	$ 859	$ 1,386	$ 1,556	$ 1,443	$ 1,155	$ 859	$ 774

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Portfolio Turnover, Rate	102.00%
Lord Abbett International Equity Fund | Class P Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett International Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 232 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett International Opportunities Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett International Opportunities Fund	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%	0.00%	0.00%	0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.29%	0.29%	0.29%	0.21%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.21%
Expenses (as a percentage of Assets)	1.29%	2.04%	1.14%	0.96%	1.04%	1.49%	1.64%	1.54%	1.29%	1.04%	0.96%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett International Opportunities Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 699	$ 307	$ 116	$ 98	$ 106	$ 152	$ 167	$ 157	$ 131	$ 106	$ 98
Expense Example, with Redemption, 3 Years	960	640	362	306	331	471	517	486	409	331	306
Expense Example, with Redemption, 5 Years	1,242	1,098	628	531	574	813	892	839	708	574	531
Expense Example, with Redemption, 10 Years	$ 2,042	$ 2,176	$ 1,386	$ 1,178	$ 1,271	$ 1,779	$ 1,944	$ 1,834	$ 1,556	$ 1,271	$ 1,178

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett International Opportunities Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 699	$ 207	$ 116	$ 98	$ 106	$ 152	$ 167	$ 157	$ 131	$ 106	$ 98
Expense Example, No Redemption, 3 Years	960	640	362	306	331	471	517	486	409	331	306
Expense Example, No Redemption, 5 Years	1,242	1,098	628	531	574	813	892	839	708	574	531
Expense Example, No Redemption, 10 Years	$ 2,042	$ 2,176	$ 1,386	$ 1,178	$ 1,271	$ 1,779	$ 1,944	$ 1,834	$ 1,556	$ 1,271	$ 1,178

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Portfolio Turnover, Rate	98.00%
Lord Abbett International Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 232 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett International Value Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett International Value Fund	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%	0.00%	0.00%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.23%	0.23%	0.23%	0.16%	0.23%	0.23%	0.23%	0.23%	0.23%	0.16%
Expenses (as a percentage of Assets)	0.98%	1.73%	0.83%	0.66%	0.73%	1.33%	1.23%	0.98%	0.73%	0.66%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett International Value Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 669	$ 276	$ 85	$ 67	$ 75	$ 135	$ 125	$ 100	$ 75	$ 67
Expense Example, with Redemption, 3 Years	869	545	265	211	233	421	390	312	233	211
Expense Example, with Redemption, 5 Years	1,086	939	460	368	406	729	676	542	406	368
Expense Example, with Redemption, 10 Years	$ 1,707	$ 1,842	$ 1,025	$ 822	$ 906	$ 1,601	$ 1,489	$ 1,201	$ 906	$ 822

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett International Value Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 669	$ 176	$ 85	$ 67	$ 75	$ 135	$ 125	$ 100	$ 75	$ 67
Expense Example, No Redemption, 3 Years	869	545	265	211	233	421	390	312	233	211
Expense Example, No Redemption, 5 Years	1,086	939	460	368	406	729	676	542	406	368
Expense Example, No Redemption, 10 Years	$ 1,707	$ 1,842	$ 1,025	$ 822	$ 906	$ 1,601	$ 1,489	$ 1,201	$ 906	$ 822

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	66.00%
Lord Abbett Micro-Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 232 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Micro-Cap Growth Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Micro-Cap Growth Fund	Class A Shares	Class C Shares	Class F Shares		Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.90%	0.90%	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%		0.00%	0.00%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.22%	0.22%	0.22%		0.14%	0.22%	0.22%	0.22%	0.22%	0.22%	0.14%
Expenses (as a percentage of Assets)	1.37%	2.12%	1.22%		1.04%	1.12%	1.72%	1.62%	1.37%	1.12%	1.04%
Fee Waiver or Reimbursement	0.00%	0.00%	(0.10%)	[1]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Expenses (as a percentage of Assets)	1.37%	2.12%	1.12%		1.04%	1.12%	1.72%	1.62%	1.37%	1.12%	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination			February 28, 2027
[1]

For the period from March 1, 2026 through February 28, 2027, Lord Abbett Distributor LLC (“Lord Abbett Distributor”) has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Micro-Cap Growth Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 706	$ 315	$ 114	$ 106	$ 114	$ 175	$ 165	$ 139	$ 114	$ 106
Expense Example, with Redemption, 3 Years	984	664	377	331	356	542	511	434	356	331
Expense Example, with Redemption, 5 Years	1,282	1,139	661	574	617	933	881	750	617	574
Expense Example, with Redemption, 10 Years	$ 2,127	$ 2,261	$ 1,468	$ 1,271	$ 1,363	$ 2,030	$ 1,922	$ 1,646	$ 1,363	$ 1,271

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Micro-Cap Growth Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 706	$ 215	$ 114	$ 106	$ 114	$ 175	$ 165	$ 139	$ 114	$ 106
Expense Example, No Redemption, 3 Years	984	664	377	331	356	542	511	434	356	331
Expense Example, No Redemption, 5 Years	1,282	1,139	661	574	617	933	881	750	617	574
Expense Example, No Redemption, 10 Years	$ 2,127	$ 2,261	$ 1,468	$ 1,271	$ 1,363	$ 2,030	$ 1,922	$ 1,646	$ 1,363	$ 1,271

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.
Portfolio Turnover, Rate	107.00%
Lord Abbett Value Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 232 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - Lord Abbett Value Opportunities Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Value Opportunities Fund	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%	0.00%	0.00%	0.45%	0.60%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.17%	0.17%	0.17%	0.10%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.10%
Expenses (as a percentage of Assets)	1.16%	1.91%	1.01%	0.84%	0.91%	1.36%	1.51%	1.41%	1.16%	0.91%	0.84%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Lord Abbett Value Opportunities Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 686	$ 294	$ 103	$ 86	$ 93	$ 138	$ 154	$ 144	$ 118	$ 93	$ 86
Expense Example, with Redemption, 3 Years	922	600	322	268	290	431	477	446	368	290	268
Expense Example, with Redemption, 5 Years	1,177	1,032	558	466	504	745	824	771	638	504	466
Expense Example, with Redemption, 10 Years	$ 1,903	$ 2,038	$ 1,236	$ 1,037	$ 1,120	$ 1,635	$ 1,802	$ 1,691	$ 1,409	$ 1,120	$ 1,037

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Value Opportunities Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 686	$ 194	$ 103	$ 86	$ 93	$ 138	$ 154	$ 144	$ 118	$ 93	$ 86
Expense Example, No Redemption, 3 Years	922	600	322	268	290	431	477	446	368	290	268
Expense Example, No Redemption, 5 Years	1,177	1,032	558	466	504	745	824	771	638	504	466
Expense Example, No Redemption, 10 Years	$ 1,903	$ 2,038	$ 1,236	$ 1,037	$ 1,120	$ 1,635	$ 1,802	$ 1,691	$ 1,409	$ 1,120	$ 1,037

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	36.00%